Finance debt	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Finance debt
32.	Finance debt
32.1. Balance by type of finance debt

	12.31.2019	12.31.2018
In Brazil
Banking Market	5,322	9,576
Capital Market	3,468	3,320
Development banks	1,927	3,346
Others	13	9

Total	10,730	16,251

Abroad
Banking Market	16,555	24,124
Capital Market	32,476	39,627
Development banks	40	41
Export Credit Agency	3,233	3,881
Others	226	251

Total	52,530	67,924

Total finance debt	63,260	84,175

Current	4,469	3,667
Non-current	58,791	80,508
32.2. Changes in finance debt and reconciliation with cash flows from financing activities

	Balance at 12.31.2017	Adoption of IFRS 9	Additions	Principal amortization (*)	Interest amortization (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Balance at 12.31.2018
In Brazil	21,930	65	2,442	(5,451)	(1,220)	1,338	27	(2,880)	—	16,251
Abroad	87,116	177	8,644	(27,988)	(4,465)	4,400	1,409	(1,357)	(12)	67,924

	109,046	242	11,086	(33,439)	(5,685)	5,738	1,436	(4,237)	(12)	84,175

	Balance at 12.31.2018	Additions	Principal amortization (*)	Interest amortization (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Transfer to liabilities classified as held for sale	Modification of contractual cash flows	Balance at 12.31.2019
In Brazil	16,251	2,181	(5,663)	(745)	829	111	(352)	(1,882)	—	10,730
Abroad	67,924	5,362	(20,788)	(3,853)	3,878	538	(560)	—	29	52,530

	84,175	7,543	(26,451)	(4,598)	4,707	649	(912)	(1,882)	29	63,260

PP&E on credit		(76)	—	—
Debt restructuring		—	(861)	—
Deposits linked to financing		—	—	47
Discontinued operations		(3)	39	50

Net cash used in financing activities		7,464	(27,273)	(4,501)

(*)	It includes pre-payments.
(**)	It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

In the year ended December 31, 2019, proceeds from financing amounted to US$ 7,464, principally reflecting: (i) global notes issued in the capital market in the amount of US$ 2,980, of which US$ 737 relates to the reopening of bonds maturing in 2029, and the remaining relates to new bonds issued maturing in 2049; and (ii) debentures issued amounting to US$ 1,685.
In addition, the Company repaid several finance debts, in the amount of US$ 31,774 notably: (i) US$ 9,994 relating to repurchase of global bonds previously issued by the Company in the capital market, with net premium paid to bond holders amounting to US$ 855; (ii)
pre-payment
of banking loans in the domestic and international market totaling US$ 13,446; and
(iii) pre-payment
of US$ 578 with respect to financings with the Brazilian Development Bank (
Banco Nacional de Desenvolvimento Econômico e Social
– BNDES).
In September 2019, the Company made an offer to exchange Global Notes maturing between 2023 and 2029, in the amount of US$ 3,650, for new Global Notes maturing in 2030 in the amount of US$ 4,115, with net premium amounting to US$ 465 to the bond holders.
Issuance of debentures
In 2019, the Company made, through public offers, two issuances of simple, non-convertible
and unsecured debentures, totaling US$ 1,685 in local currency (R$ 6,608 million). The tables below present a summary containing the final conditions of the debentures:
6
th
issuance – Bookbuilding finalized on January 31, 2019
Interests paid in January and July of each year.

Serie	Maturity	Rate on Bookbuilding	Amounts issued (US$ million)
1 st Serie	01/15/2026	IPCA+ 4.0460% p.a.	238
2 nd Serie	01/15/2029	IPCA+ 4.2186% p.a.	450
3 rd Serie	01/15/2026	106.25% of CDI	267
7
th
issuance – Bookbuilding finalized on September 25, 2019
Interests paid in March and September of each year.

Serie	Maturity	Rate on Bookbuilding	Amounts issued (US$ million)
1 st Serie	09/15/2029	IPCA + 3.6% p.a.	371
2 nd Serie	09/15/2034	IPCA + 3.9% p.a.	359

32.3. Summarized information on current and
non-current
finance debt

Maturity in	2020	2021	2022	2023	2024	2025 onwards	Total(**)	Fair Value
Financing in U.S.Dollars (US$)(*):	3,512	3,157	2,777	5,842	6,509	26,474	48,271	55,905

Floating rate debt	2,745	1,731	2,154	4,454	4,977	3,847	19,908
Fixed rate debt	767	1,426	623	1,388	1,532	22,627	28,363
Average interest rate	5.3%	5.4%	5.5%	5.5%	5.6%	6.6%	6.2%
Financing in Brazilian Reais (R$):	771	611	1,524	1,783	2,015	3,800	10,504	11,089

Floating rate debt	338	375	1,211	1,571	1,558	1,675	6,728
Fixed rate debt	433	236	313	212	457	2,125	3,776
Average interest rate	3.8%	4.1%	4.5%	4.3%	3.8%	2.8%	3.7%
Financing in Euro (€):	137	203	388	411	13	1,410	2,562	3,418

Fixed rate debt	137	203	388	411	13	1,410	2,562
Average interest rate	4.7%	4.7%	4.8%	4.6%	4.6%	4.6%	4.7%
Financing in Pound Sterling (£):	48	—	—	—	—	1,874	1,922	2,388

Fixed rate debt	48	—	—	—	—	1,874	1,922
Average interest rate	6.2%	—	—	—	—	6.3%	6.3%
Financing in other currencies:	1	—	—	—	—	—	1	1

Fixed rate debt	1	—	—	—	—	—	1
Average interest rate	10.1%	—	—	—	—	—	10.1%

Total as of December 31, 2019	4,469	3,971	4,689	8,036	8,537	33,558	63,260	72,801

Average interest rate	5.1%	5.2%	5.3%	5.3%	5.3%	6.3%	5.9%

Total as of December 31, 2018	3,667	3,921	7,012	10,317	11,951	47,307	84,175	85,929

Average interest rate	5.5%	5.9%	5.9%	5.8%	5.8%	6.4%	6.1%

(*)	Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.
(**)	The average maturity of outstanding debt as of December 31, 2019 is 10.79 years (9.14 years as of December 31, 2018).
The fair value of the Company’s finance debt is mainly determined and categorized into a fair value hierarchy as follows:
Level 1-
quoted prices in active markets for identical liabilities, when applicable, amounting to US$ 34,992 as of December 31, 2019 (US$ 39,057 as of December 31, 2018); and
Level 2 – discounted cash flows based on discount rate determined by interpolating spot rates considering financing debts indexes proxies, taking into account their currencies and also Petrobras’ credit risk, amounting to US$ 37,809 as of December 31, 2019 (US$ 46,872 as of December 31, 2018).
The sensitivity analysis for financial instruments subject to foreign exchange variation is set out in note 36.2.

32.4. Lines of credit

				Amount
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	Syndicate of banks	3/7/2018	2/7/2023	4,350	—	4,350
PGT BV	Syndicate of banks	3/27/2019	2/27/2024	3,250	—	3,250
PGT BV	BNP Paribas	12/22/2016	1/9/2021	350	310	40
PGT BV	The Export - Import Bank of China	12/23/2019	12/27/2021	750	—	750
Petrobras	New Development Bank	8/27/2018	8/27/2022	200	40	160

Total				8,900	350	8,550

In Brazil
Petrobras	Banco do Brasil	3/23/2018	1/26/2023	496	—	496
Petrobras	Bradesco	6/1/2018	5/31/2023	496	—	496
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	496	—	496
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	82	—	82

Total				1,570	—	1,570

32.5. Covenants and Collateral
32.5.1. Covenants
The Company has covenants that were not in default at December 31, 2019 in its loan agreements and notes issued in the capital markets requiring, among other obligations i) the presentation of interim financial statements within 90 days of the end of each quarter (not reviewed by Independent Registered Public Accounting Firm) and audited financial statements within 120 days of the end of each fiscal year, with a grace period ranging from 30 to 60 days, depending on the agreement; ii) Negative Pledge / Permitted Liens clause; iii) clauses of compliance with the laws, rules and regulations applicable to the conduct of its business including (but not limited to) environmental laws; (iv) clauses in financing agreements that require both the borrower and the guarantor to conduct their business in compliance with anti-corruption laws and anti-money laundering laws and to institute and maintain policies necessary for such compliance; (v) clauses in financing agreements that restrict relations with entities or even countries sanctioned primarily by the United States (including, but not limited to, the Office of Foreign Assets Control (OFAC), Department of State and Department of Commerce), the European Union and United Nations; and vi) covenants with respect to debt level in some of its loan agreements with the Brazilian Development Bank (Banco Nacional de Desenvolvimento Econômico e Social - BNDES).
32.5.2. Collateral
Most of the Company’s debt is unsecured, but certain specific funding instruments to promote economic development are collateralized.
A Financing agreement with China Development Bank (CDB) maturing in 2026 is also collateralized based on future oil exports for specific buyers limited to 200 thousand barrels per day. This collateral may not exceed the amount of the related debt (US$ 5,006 at December 31, 2019 and US$ 10,020 at December 31, 2018).
On December 16, 2019, the Company prepaid a US$ 5,000 debt with CDB, maturing in 2027, which was also collateralized.
The loans obtained by structured entities are collateralized based on the projects’ assets, as well as liens on receivables of the structured entities. Bonds issued by the Company in the capital market are unsecured.
The global notes issued by the Company in the capital market through its wholly-owned subsidiary Petrobras Global Finance B.V. – PGF are unsecured. However, Petrobras fully, unconditionally and irrevocably guarantees these notes, as set out in note 35.

32.6. Accounting policy
 for finance debt
Loans and finance debt are initially recognized at fair value less transaction costs that are directly attributable to its issue and subsequently measured at amortized cost using the effective interest method. When the contractual cash flows of a financial liability measured at amortized cost are renegotiated or modified and this change is not substantial, its gross carrying amount will reflect the discounted present value of its cash flows under the new terms using the original effective interest rate. The difference between the book value immediately prior to such modification and the new gross carrying amount is recognized as gain or loss in the statement of income. When such modification is substantial, the original liability is extinguished and a new liability is recognized, impacting the statement of income for the period.